Restricted Share Units	3 Months Ended
Jan. 31, 2026
Restricted Share Units [Abstract]
Restricted Share Units
10.	Restricted Share Units

a.	The Company is able to grant RSUs pursuant to the Omnibus Plan to its directors, officers, employees, and consultants. Each RSU is equivalent in value to a common share and upon vesting results in the holder thereof being issued, at the discretion of the Board, either (i) a common share, or (ii) an amount of cash equal to the fair market value of a common share.

b.	The following table summarizes the continuity of RSUs:

	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)
Balance, October 31, 2024	6,608	$102.00	$72.00

Granted	17,570	64.75	45.68
Exercised	(22,272)	69.24	49.32

Balance, October 31, 2025	1,906	$120.86	$101.68

Granted (i)	2,000	2.94	2.17
Exercised	(1,875)	43.40	32.00

Balance, January 31, 2026	2,031	$95.28	$70.25

(i)	During the three months ended January 31, 2026, the Company issued 2,000 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $4,340 (2025 - $377,474). The RSUs all are fully vested and exercisable.